Federated Hermes Government Ultrashort Fund
Portfolio of Investments
August 31, 2026 (unaudited)
Principal Amount			Value
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS—38.3%
		Federal Home Loan Mortgage Corporation—11.6%
$ 53,069		Series 242, Class F29, 4.000% (30-DAY AVERAGE SOFR +0.364%), 11/15/2036	$ 52,558
37,563		Series 244, Class F22, 4.100% (30-DAY AVERAGE SOFR +0.464%), 12/15/2036	37,220
88,502		Series 244, Class F30, 4.050% (30-DAY AVERAGE SOFR +0.414%), 12/15/2036	87,599
3,174		Series 2111, Class MA, 4.250% (30-DAY AVERAGE SOFR +0.614%), 1/15/2029	3,175
3,243		Series 2111, Class MB, 4.250% (30-DAY AVERAGE SOFR +0.614%), 1/15/2029	3,244
3,312		Series 2111, Class MC, 4.250% (30-DAY AVERAGE SOFR +0.614%), 1/15/2029	3,313
14,456		Series 2286, Class FA, 4.150% (30-DAY AVERAGE SOFR +0.514%), 2/15/2031	14,452
27,371		Series 2296, Class FC, 4.250% (30-DAY AVERAGE SOFR +0.614%), 6/15/2029	27,400
59,338		Series 2326, Class FJ, 4.700% (30-DAY AVERAGE SOFR +1.064%), 6/15/2031	59,769
106,103		Series 2344, Class FP, 4.700% (30-DAY AVERAGE SOFR +1.064%), 8/15/2031	106,914
40,670		Series 2367, Class FG, 4.370% (30-DAY AVERAGE SOFR +0.734%), 6/15/2031	40,780
16,346		Series 2380, Class FI, 4.350% (30-DAY AVERAGE SOFR +0.714%), 6/15/2031	16,385
62,839		Series 2380, Class FL, 4.350% (30-DAY AVERAGE SOFR +0.714%), 11/15/2031	62,921
53,326		Series 2386, Class FE, 4.450% (30-DAY AVERAGE SOFR +0.814%), 6/15/2031	53,604
21,679		Series 2389, Class FI, 4.500% (30-DAY AVERAGE SOFR +0.864%), 6/15/2031	21,811
7,977		Series 2395, Class FT, 4.200% (30-DAY AVERAGE SOFR +0.564%), 12/15/2031	7,980
2,615		Series 2396, Class FL, 4.350% (30-DAY AVERAGE SOFR +0.714%), 12/15/2031	2,618
74,369		Series 2412, Class OF, 4.700% (30-DAY AVERAGE SOFR +1.064%), 12/15/2031	74,871
13,892		Series 2418, Class FO, 4.650% (30-DAY AVERAGE SOFR +1.014%), 2/15/2032	13,933
21,442		Series 2451, Class FC, 4.750% (30-DAY AVERAGE SOFR +1.114%), 5/15/2031	21,586
2,195		Series 2452, Class FG, 4.300% (30-DAY AVERAGE SOFR +0.664%), 3/15/2032	2,202
36,394		Series 2460, Class FE, 4.750% (30-DAY AVERAGE SOFR +1.114%), 6/15/2032	36,744
15		Series 2470, Class FI, 4.150% (30-DAY AVERAGE SOFR +0.514%), 10/15/2026	15
21,738		Series 2470, Class FW, 4.750% (30-DAY AVERAGE SOFR +1.114%), 5/15/2031	21,883
20,813		Series 2470, Class FX, 4.750% (30-DAY AVERAGE SOFR +1.114%), 5/15/2031	20,953
36,557		Series 2470, Class GF, 4.750% (30-DAY AVERAGE SOFR +1.114%), 6/15/2032	36,909
18,443		Series 2471, Class FS, 4.250% (30-DAY AVERAGE SOFR +0.614%), 2/15/2032	18,460
85,885		Series 2475, Class FL, 4.750% (30-DAY AVERAGE SOFR +1.114%), 2/15/2032	86,564
57,256		Series 2476, Class FC, 4.750% (30-DAY AVERAGE SOFR +1.114%), 2/15/2032	57,709
32,697		Series 2477, Class FD, 4.150% (30-DAY AVERAGE SOFR +0.514%), 7/15/2032	32,717
6,894		Series 2479, Class FA, 4.150% (30-DAY AVERAGE SOFR +0.514%), 8/15/2032	6,894
15,967		Series 2481, Class FC, 4.750% (30-DAY AVERAGE SOFR +1.114%), 5/15/2031	16,074
26,040		Series 2493, Class F, 4.150% (30-DAY AVERAGE SOFR +0.514%), 9/15/2029	26,049
800		Series 2495, Class F, 4.150% (30-DAY AVERAGE SOFR +0.514%), 9/15/2032	800
37,831		Series 2498, Class HF, 4.750% (30-DAY AVERAGE SOFR +1.114%), 6/15/2032	38,195
22,039		Series 2504, Class FP, 4.250% (30-DAY AVERAGE SOFR +0.614%), 3/15/2032	22,059
63,208		Series 2526, Class FC, 4.150% (30-DAY AVERAGE SOFR +0.514%), 11/15/2032	63,190
39,995		Series 2530, Class FK, 4.150% (30-DAY AVERAGE SOFR +0.514%), 6/15/2029	40,003
108,133		Series 2551, Class FD, 4.150% (30-DAY AVERAGE SOFR +0.514%), 1/15/2033	108,188
20,304		Series 2610, Class FD, 4.250% (30-DAY AVERAGE SOFR +0.614%), 12/15/2032	20,288
334,107		Series 2631, Class FC, 4.150% (30-DAY AVERAGE SOFR +0.514%), 6/15/2033	333,171
78,130		Series 2671, Class F, 4.200% (30-DAY AVERAGE SOFR +0.564%), 9/15/2033	77,986
110,840		Series 2684, Class FV, 4.650% (30-DAY AVERAGE SOFR +1.014%), 10/15/2033	111,426
467,522		Series 2750, Class FG, 4.150% (30-DAY AVERAGE SOFR +0.514%), 2/15/2034	467,279
1,213,508		Series 2750, Class FH, 4.250% (30-DAY AVERAGE SOFR +0.614%), 2/15/2034	1,215,996
84,824		Series 2812, Class LF, 4.150% (30-DAY AVERAGE SOFR +0.514%), 6/15/2034	84,856

Principal Amount			Value
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Federal Home Loan Mortgage Corporation—continued
$ 157,742		Series 3036, Class NF, 4.050% (30-DAY AVERAGE SOFR +0.414%), 8/15/2035	$ 156,281
32,915		Series 3085, Class FW, 4.450% (30-DAY AVERAGE SOFR +0.814%), 8/15/2035	33,075
234,794		Series 3085, Class VF, 4.070% (30-DAY AVERAGE SOFR +0.434%), 12/15/2035	233,731
218,987		Series 3184, Class JF, 4.150% (30-DAY AVERAGE SOFR +0.514%), 7/15/2036	218,435
240,366		Series 3191, Class FE, 4.150% (30-DAY AVERAGE SOFR +0.514%), 7/15/2036	239,121
19,593		Series 3300, Class FA, 4.050% (30-DAY AVERAGE SOFR +0.414%), 8/15/2035	19,465
19,663		Series 3325, Class NF, 4.050% (30-DAY AVERAGE SOFR +0.414%), 8/15/2035	19,534
254,510		Series 3380, Class FP, 4.100% (30-DAY AVERAGE SOFR +0.464%), 11/15/2036	252,868
206,328		Series 3542, Class NF, 4.500% (30-DAY AVERAGE SOFR +0.864%), 7/15/2036	207,468
1,182,097		Series 4689, Class FD, 4.100% (30-DAY AVERAGE SOFR +0.464%), 6/15/2047	1,158,886
853,171		Series 4821, Class FL, 4.050% (30-DAY AVERAGE SOFR +0.414%), 6/15/2048	834,555
11,104,768		Series 4915, Class FD, 4.207% (30-DAY AVERAGE SOFR +0.564%), 9/25/2049	10,946,978
2,232,045		Series 4925, Class FH, 4.157% (30-DAY AVERAGE SOFR +0.514%), 10/25/2049	2,198,789
12,763,395		Series 4931, Class FJ, 4.207% (30-DAY AVERAGE SOFR +0.564%), 11/25/2049	12,567,528
1,950,404		Series 4936, Class PF, 4.257% (30-DAY AVERAGE SOFR +0.614%), 12/25/2049	1,922,649
6,179,576		Series 4965, Class KF, 4.407% (30-DAY AVERAGE SOFR +0.764%), 4/25/2050	6,114,156
19,849,412		Series 5323, Class FA, 4.293% (30-DAY AVERAGE SOFR +0.650%), 7/25/2053	19,735,558
9,698,564		Series 5428, Class FC, 4.843% (30-DAY AVERAGE SOFR +1.200%), 7/25/2054	9,725,946
12,954,443		Series 5452, Class JF, 4.943% (30-DAY AVERAGE SOFR +1.300%), 9/25/2054	13,024,175
17,299,317		Series 5458, Class PF, 4.643% (30-DAY AVERAGE SOFR +1.000%), 9/25/2054	17,371,780
18,054,137		Series 5478, Class FL, 4.543% (30-DAY AVERAGE SOFR +0.900%), 12/25/2054	18,152,942
39,476,661		Series 5568, Class FG, 4.743% (30-DAY AVERAGE SOFR +1.100%), 8/25/2055	39,724,069
22,247,667		Series 5633, Class FH, 4.393% (30-DAY AVERAGE SOFR +0.750%), 2/25/2056	22,156,220
30,000,000		Series K564, Class AS, 4.119% (30-DAY AVERAGE SOFR +0.500%), 5/25/2031	29,999,940
12,000,000		Series K565, Class AS, 4.099% (30-DAY AVERAGE SOFR +0.480%), 6/25/2031	11,989,549
42,500,000		Series KE173, Class AS, 4.169% (30-DAY AVERAGE SOFR +0.550%), 6/25/2036	42,447,972
		TOTAL	265,110,413
		Federal National Mortgage Association—4.2%
109		Series 1998-22, Class FA, 4.150% (30-DAY AVERAGE SOFR +0.514%), 4/18/2028	109
7,364		Series 2000-34, Class F, 4.207% (30-DAY AVERAGE SOFR +0.564%), 10/25/2030	7,350
2,778		Series 2000-37, Class FA, 4.257% (30-DAY AVERAGE SOFR +0.614%), 11/25/2030	2,775
1,836		Series 2001-34, Class FL, 4.257% (30-DAY AVERAGE SOFR +0.614%), 8/25/2031	1,837
2,242		Series 2001-46, Class F, 4.150% (30-DAY AVERAGE SOFR +0.514%), 9/18/2031	2,241
40,972		Series 2001-53, Class FX, 4.107% (30-DAY AVERAGE SOFR +0.464%), 10/25/2031	40,853
45,412		Series 2001-56, Class FG, 4.257% (30-DAY AVERAGE SOFR +0.614%), 10/25/2031	45,455
20,828		Series 2001-68, Class FD, 4.257% (30-DAY AVERAGE SOFR +0.614%), 12/25/2031	20,845
13,754		Series 2002-4, Class FJ, 4.207% (30-DAY AVERAGE SOFR +0.564%), 2/25/2032	13,758
52,882		Series 2002-8, Class FA, 4.500% (30-DAY AVERAGE SOFR +0.864%), 3/18/2032	53,247
25,903		Series 2002-9, Class FH, 4.257% (30-DAY AVERAGE SOFR +0.614%), 3/25/2032	25,936
61,087		Series 2002-17, Class JF, 4.757% (30-DAY AVERAGE SOFR +1.114%), 4/25/2032	61,566
66,633		Series 2002-34, Class FC, 4.750% (30-DAY AVERAGE SOFR +1.114%), 12/18/2031	67,117
40,902		Series 2002-37, Class F, 4.557% (30-DAY AVERAGE SOFR +0.914%), 11/25/2031	41,045
2,304		Series 2002-39, Class FB, 4.300% (30-DAY AVERAGE SOFR +0.664%), 3/18/2032	2,312
8,801		Series 2002-41, Class F, 4.307% (30-DAY AVERAGE SOFR +0.664%), 7/25/2032	8,813
200,664		Series 2002-47, Class NF, 4.757% (30-DAY AVERAGE SOFR +1.114%), 4/25/2032	202,552
30,773		Series 2002-52, Class FD, 4.257% (30-DAY AVERAGE SOFR +0.614%), 9/25/2032	30,846
35,546		Series 2002-53, Class FG, 4.857% (30-DAY AVERAGE SOFR +1.214%), 7/25/2032	35,959
147,271		Series 2002-58, Class FD, 4.357% (30-DAY AVERAGE SOFR +0.714%), 8/25/2032	147,678
43,859		Series 2002-64, Class FJ, 4.757% (30-DAY AVERAGE SOFR +1.114%), 4/25/2032	44,203
1,341		Series 2002-74, Class FV, 4.207% (30-DAY AVERAGE SOFR +0.564%), 11/25/2032	1,341
28,326		Series 2002-75, Class FD, 4.750% (30-DAY AVERAGE SOFR +1.114%), 11/18/2032	28,561

Principal Amount			Value
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Federal National Mortgage Association—continued
$ 50,766		Series 2002-77, Class FH, 4.150% (30-DAY AVERAGE SOFR +0.514%), 12/18/2032	$ 50,773
16,962		Series 2002-82, Class FB, 4.257% (30-DAY AVERAGE SOFR +0.614%), 12/25/2032	16,977
72,327		Series 2002-82, Class FC, 4.757% (30-DAY AVERAGE SOFR +1.114%), 9/25/2032	72,926
403		Series 2002-82, Class FG, 4.207% (30-DAY AVERAGE SOFR +0.564%), 12/25/2032	403
163,364		Series 2002-89, Class F, 4.057% (30-DAY AVERAGE SOFR +0.414%), 1/25/2033	163,108
28,929		Series 2002-90, Class FH, 4.257% (30-DAY AVERAGE SOFR +0.614%), 9/25/2032	28,954
260,230		Series 2002-93, Class FJ, 4.307% (30-DAY AVERAGE SOFR +0.664%), 1/25/2033	260,284
29,079		Series 2003-2, Class FA, 4.257% (30-DAY AVERAGE SOFR +0.614%), 2/25/2033	29,104
22,509		Series 2003-14, Class FT, 4.257% (30-DAY AVERAGE SOFR +0.614%), 3/25/2033	22,529
58,591		Series 2003-19, Class FY, 4.157% (30-DAY AVERAGE SOFR +0.514%), 3/25/2033	58,613
38,719		Series 2003-21, Class TF, 4.207% (30-DAY AVERAGE SOFR +0.564%), 3/25/2033	38,708
117,509		Series 2003-66, Class FA, 4.107% (30-DAY AVERAGE SOFR +0.464%), 7/25/2033	117,228
105,871		Series 2003-79, Class FC, 4.207% (30-DAY AVERAGE SOFR +0.564%), 8/25/2033	105,839
54,154		Series 2003-102, Class FT, 4.157% (30-DAY AVERAGE SOFR +0.514%), 10/25/2033	54,179
154,367		Series 2003-107, Class FD, 4.257% (30-DAY AVERAGE SOFR +0.614%), 11/25/2033	154,551
373,109		Series 2003-116, Class HF, 4.307% (30-DAY AVERAGE SOFR +0.664%), 11/25/2033	373,925
109,052		Series 2003-121, Class FD, 4.157% (30-DAY AVERAGE SOFR +0.514%), 12/25/2033	108,755
82,603		Series 2004-2, Class FW, 4.157% (30-DAY AVERAGE SOFR +0.514%), 2/25/2034	82,625
250,749		Series 2004-17, Class FT, 4.157% (30-DAY AVERAGE SOFR +0.514%), 4/25/2034	250,340
95,676		Series 2004-49, Class FN, 4.157% (30-DAY AVERAGE SOFR +0.514%), 7/25/2034	95,724
198,187		Series 2004-49, Class FQ, 4.207% (30-DAY AVERAGE SOFR +0.564%), 7/25/2034	198,306
320,851		Series 2004-51, Class FY, 4.137% (30-DAY AVERAGE SOFR +0.494%), 7/25/2034	320,244
179,376		Series 2004-53, Class FC, 4.207% (30-DAY AVERAGE SOFR +0.564%), 7/25/2034	179,226
95,034		Series 2004-64, Class FW, 4.207% (30-DAY AVERAGE SOFR +0.564%), 8/25/2034	95,239
196,839		Series 2005-104, Class FA, 4.157% (30-DAY AVERAGE SOFR +0.514%), 12/25/2035	195,623
730,937		Series 2006-75, Class FP, 4.057% (30-DAY AVERAGE SOFR +0.414%), 8/25/2036	726,399
137,577		Series 2006-79, Class DF, 4.107% (30-DAY AVERAGE SOFR +0.464%), 8/25/2036	137,126
200,939		Series 2006-81, Class FA, 4.107% (30-DAY AVERAGE SOFR +0.464%), 9/25/2036	200,097
444,075		Series 2006-90, Class FE, 4.207% (30-DAY AVERAGE SOFR +0.564%), 9/25/2036	444,611
252,222		Series 2006-98, Class FB, 4.067% (30-DAY AVERAGE SOFR +0.424%), 10/25/2036	250,077
701,224		Series 2006-W1, Class 2AF1, 3.977% (30-DAY AVERAGE SOFR +0.334%), 2/25/2046	695,641
247,912		Series 2008-52, Class FD, 4.107% (30-DAY AVERAGE SOFR +0.464%), 6/25/2036	246,114
54,214		Series 2009-63, Class FB, 4.257% (30-DAY AVERAGE SOFR +0.614%), 8/25/2039	54,276
1,832,118		Series 2010-136, Class F, 4.257% (30-DAY AVERAGE SOFR +0.614%), 12/25/2040	1,825,796
3,557,558		Series 2012-116, Class FA, 4.057% (30-DAY AVERAGE SOFR +0.414%), 10/25/2042	3,511,114
4,761,477		Series 2013-130, Class FB, 4.207% (30-DAY AVERAGE SOFR +0.564%), 1/25/2044	4,735,774
2,716,288		Series 2018-31, Class FD, 4.057% (30-DAY AVERAGE SOFR +0.414%), 5/25/2048	2,652,290
8,122,367		Series 2018-70, Class HF, 4.107% (30-DAY AVERAGE SOFR +0.464%), 10/25/2058	7,917,948
4,115,143		Series 2018-95, Class FB, 4.157% (30-DAY AVERAGE SOFR +0.514%), 1/25/2049	4,049,396
14,200,280		Series 2019-41, Class FD, 4.257% (30-DAY AVERAGE SOFR +0.614%), 8/25/2059	13,954,587
5,707,025		Series 2019-81, Class FJ, 4.257% (30-DAY AVERAGE SOFR +0.614%), 1/25/2050	5,628,805
11,444,394		Series 2023-42, Class FB, 4.107% (30-DAY AVERAGE SOFR +0.464%), 11/25/2048	11,307,611
6,776,826		Series 2023-42, Class FC, 4.187% (30-DAY AVERAGE SOFR +0.544%), 12/25/2049	6,711,778
7,764,209		Series 2023-42, Class FD, 4.157% (30-DAY AVERAGE SOFR +0.514%), 9/25/2049	7,650,989
5,368,443		Series 2024-15, Class FA, 4.843% (30-DAY AVERAGE SOFR +1.200%), 4/25/2054	5,383,707
13,809,391		Series 2024-60, Class PF, 4.643% (30-DAY AVERAGE SOFR +1.000%), 11/25/2053	13,801,605
		TOTAL	95,846,323
		Government National Mortgage Association—22.5%
51,104		Series 2004-59, Class FV, 4.016% (CME Term SOFR 1 Month +0.364%), 10/20/2033	51,112
3,041,363		Series 2010-62, Class PF, 4.266% (CME Term SOFR 1 Month +0.614%), 5/20/2040	3,038,739
2,120,820		Series 2011-23, Class KF, 4.153% (CME Term SOFR 1 Month +0.514%), 2/16/2041	2,111,483

Principal Amount			Value
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Government National Mortgage Association—continued
$ 1,332,604		Series 2011-51, Class FA, 4.166% (CME Term SOFR 1 Month +0.514%), 4/20/2041	$ 1,324,227
933,991		Series 2012-H15, Class FB, 4.281% (CME Term SOFR 1 Month +0.614%), 6/20/2062	932,741
162,320		Series 2012-H18, Class FA, 4.331% (CME Term SOFR 1 Month +0.664%), 8/20/2062	162,279
694,148		Series 2012-H18, Class SA, 4.361% (CME Term SOFR 1 Month +0.694%), 8/20/2062	694,243
1,094,585		Series 2012-H24, Class FC, 4.181% (CME Term SOFR 1 Month +0.514%), 10/20/2062	1,090,797
533,959		Series 2012-H25, Class BF, 4.161% (CME Term SOFR 1 Month +0.494%), 9/20/2062	532,100
376,100		Series 2012-H29, Class BF, 4.121% (CME Term SOFR 1 Month +0.454%), 11/20/2062	374,604
720,664		Series 2012-H29, Class CF, 4.121% (CME Term SOFR 1 Month +0.454%), 2/20/2062	717,555
234,083		Series 2012-H30, Class SA, 4.151% (CME Term SOFR 1 Month +0.484%), 12/20/2062	232,990
391,051		Series 2012-H31, Class FA, 4.131% (CME Term SOFR 1 Month +0.464%), 11/20/2062	389,609
5,484,393		Series 2016-147, Class AF, 4.166% (CME Term SOFR 1 Month +0.514%), 10/20/2046	5,389,488
2,779,417		Series 2017-H08, Class FC, 4.381% (CME Term SOFR 1 Month +0.714%), 3/20/2067	2,781,684
4,937,550		Series 2019-10, Class FC, 4.216% (CME Term SOFR 1 Month +0.564%), 1/20/2049	4,859,193
16,677,461		Series 2021-H06, Class JF, 5.138% (30-DAY AVERAGE SOFR +1.500%), 4/20/2071	16,982,178
8,524,965		Series 2021-H06, Class TF, 5.138% (30-DAY AVERAGE SOFR +1.500%), 4/20/2071	8,677,078
2,468,759		Series 2022-H06, Class FL, 4.088% (30-DAY AVERAGE SOFR +0.450%), 1/20/2072	2,472,291
10,468,376		Series 2023-13, Class JF, 4.288% (30-DAY AVERAGE SOFR +0.650%), 1/20/2053	10,434,016
7,540,879		Series 2023-84, Class JF, 4.538% (30-DAY AVERAGE SOFR +0.900%), 6/20/2053	7,545,549
26,689,508		Series 2023-112, Class FW, 4.688% (30-DAY AVERAGE SOFR +1.050%), 8/20/2053	26,856,048
24,192,175		Series 2023-117, Class F, 4.588% (30-DAY AVERAGE SOFR +0.950%), 5/20/2053	24,189,013
33,186,646		Series 2023-H01, Class FB, 4.488% (30-DAY AVERAGE SOFR +0.850%), 1/20/2073	33,563,683
34,718,545		Series 2024-44, Class KF, 4.488% (30-DAY AVERAGE SOFR +0.850%), 3/20/2054	34,840,191
14,486,134		Series 2024-64, Class YF, 4.721% (30-DAY AVERAGE SOFR +1.100%), 4/20/2054	14,569,708
13,449,851		Series 2024-97, Class BF, 4.988% (30-DAY AVERAGE SOFR +1.350%), 6/20/2054	13,554,421
12,342,728		Series 2024-97, Class NF, 4.638% (30-DAY AVERAGE SOFR +1.000%), 6/20/2054	12,390,588
5,715,581		Series 2024-111, Class FM, 4.838% (30-DAY AVERAGE SOFR +1.200%), 7/20/2054	5,740,350
12,918,626		Series 2024-148, Class FH, 4.668% (30-DAY AVERAGE SOFR +1.030%), 9/20/2054	12,916,908
19,352,705		Series 2024-154, Class FB, 4.738% (30-DAY AVERAGE SOFR +1.100%), 9/20/2054	19,407,856
17,187,511		Series 2024-159, Class FM, 4.688% (30-DAY AVERAGE SOFR +1.050%), 10/20/2054	17,194,147
16,570,406		Series 2024-162, Class FD, 4.688% (30-DAY AVERAGE SOFR +1.050%), 10/20/2054	16,585,371
18,229,235		Series 2024-167, Class FD, 4.688% (30-DAY AVERAGE SOFR +1.050%), 10/20/2054	18,235,087
32,189,821		Series 2024-167, Class FE, 4.468% (30-DAY AVERAGE SOFR +0.830%), 10/20/2054	32,259,730
18,922,857		Series 2024-203, Class QF, 4.538% (30-DAY AVERAGE SOFR +0.900%), 12/20/2054	18,934,337
17,800,595		Series 2025-23, Class FE, 4.688% (30-DAY AVERAGE SOFR +1.050%), 2/20/2055	17,905,799
11,511,719		Series 2025-25, Class XF, 4.838% (30-DAY AVERAGE SOFR +1.200%), 2/20/2065	11,529,461
26,271,693		Series 2025-155, Class FL, 4.588% (30-DAY AVERAGE SOFR +0.950%), 9/20/2055	26,409,172
18,939,567		Series 2026-3, Class FB, 4.398% (30-DAY AVERAGE SOFR +0.760%), 1/20/2056	18,918,101
67,469,211		Series 2026-10, Class MF, 4.338% (30-DAY AVERAGE SOFR +0.700%), 1/20/2056	67,281,896
		TOTAL	514,075,823
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $875,078,719)	875,032,559
		REPURCHASE AGREEMENTS—29.7%
173,730,000		Interest in $798,000,000 joint repurchase agreement 3.68%, dated 8/31/2026 under which Bank of America, N.A. will repurchase securities provided as collateral for $798,081,573 on 9/1/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 2/1/2048 and the market value of those underlying securities was $814,043,205.	173,730,000
100,000,000		Interest in $1,000,000,000 joint repurchase agreement 3.68%, dated 8/31/2026 under which Bank of Montreal will repurchase securities provided as collateral for $1,000,102,222 on 9/1/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 9/1/2056 and the market value of those underlying securities was $1,020,104,267.	100,000,000
4,000,000		Interest in $1,475,000,000 joint repurchase agreement 3.71%, dated 3/26/2026 under which BNP Paribas S.A. will repurchase securities provided as collateral for $1,503,121,285 on 9/28/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2042 and the market value of those underlying securities was $1,533,183,757.	4,000,000

Principal Amount			Value
		REPURCHASE AGREEMENTS—continued
$200,000,000
Interest in $1,200,000,000 joint repurchase agreement 3.68%, dated 8/31/2026 under which BofA Securities, Inc. will repurchase securities provided as collateral for $1,200,122,667 on 9/1/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 8/20/2066 and the market value of those underlying securities was $1,224,125,121.
			$ 200,000,000
200,000,000		Interest in $400,000,000 joint repurchase agreement 3.68%, dated 8/31/2026 under which HSBC Securities (USA), Inc. will repurchase securities provided as collateral for $400,040,889 on 9/1/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 4/15/2057 and the market value of those underlying securities was $408,000,001.	200,000,000
		TOTAL REPURCHASE AGREEMENTS (IDENTIFIED COST $677,730,000)	677,730,000
	[1]	COMMERCIAL MORTGAGE-BACKED SECURITIES—12.8%
		Federal Home Loan Mortgage Corporation—12.8%
2,983,670		Series KF73, Class AS, 4.292% (30-DAY AVERAGE SOFR +0.670%), 11/25/2029	2,983,664
6,273,811		Series KF76, Class AS, 4.232% (30-DAY AVERAGE SOFR +0.610%), 1/25/2030	6,291,950
262,154		Series KF85, Class AL, 4.034% (30-DAY AVERAGE SOFR +0.414%), 8/25/2030	261,729
3,681,567		Series KF88, Class AL, 4.064% (30-DAY AVERAGE SOFR +0.444%), 9/25/2030	3,680,623
20,897,783		Series KF146, Class AS, 4.499% (30-DAY AVERAGE SOFR +0.880%), 10/25/2032	20,935,775
21,453,195		Series KF147, Class AS, 4.499% (30-DAY AVERAGE SOFR +0.880%), 11/25/2032	21,517,115
21,549,763		Series KF148, Class AS, 4.459% (30-DAY AVERAGE SOFR +0.840%), 11/25/2032	21,713,569
15,711,603		Series KF149, Class AS, 4.259% (30-DAY AVERAGE SOFR +0.640%), 12/25/2032	15,726,068
28,720,424		Series KF150, Class AS, 4.179% (30-DAY AVERAGE SOFR +0.560%), 12/25/2032	28,720,433
31,711,247		Series KF151, Class AS, 4.129% (30-DAY AVERAGE SOFR +0.510%), 12/25/2032	31,676,790
36,384,688		Series KF157, Class AS, 4.279% (30-DAY AVERAGE SOFR +0.660%), 4/25/2033	36,626,060
38,500,000		Series KF165, Class AS, 4.179% (30-DAY AVERAGE SOFR +0.560%), 1/25/2035	38,473,989
38,200,000		Series KF169, Class AS, 4.179% (30-DAY AVERAGE SOFR +0.560%), 11/25/2035	38,199,924
25,000,000		Series KF171, Class AS, 4.179% (30-DAY AVERAGE SOFR +0.560%), 3/25/2036	24,992,385
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $291,325,004)	291,800,074
		MORTGAGE-BACKED SECURITIES—10.6%
		Federal Home Loan Mortgage Corporation—6.8%
12,299,698		5.000%, 2/1/2054	11,933,828
42,259,598		5.000%, 9/1/2055	40,844,057
15,093,418		5.500%, 7/1/2053	15,053,301
20,361,204	[1]	5.500% (30-DAY AVERAGE SOFR +0.514%), 4/1/2054	20,256,183
20,016,636		5.500%, 1/1/2055	19,854,593
18,986,402		5.500%, 4/1/2055	18,820,833
8,406,256		6.000%, 9/1/2053	8,544,799
7,701,977		6.000%, 12/1/2053	7,821,692
13,444,107		6.000%, 3/1/2054	13,653,074
		TOTAL	156,782,360
		Federal National Mortgage Association—3.8%
1,005,367		3.500%, 9/1/2049	919,018
18,562,321		5.000%, 8/1/2055	17,946,353
5,935,045		5.500%, 2/1/2038	6,035,452
10,049,335		5.500%, 4/1/2038	10,219,348
17,483,059		5.500%, 12/1/2053	17,420,200
9,592,662		5.500%, 7/1/2054	9,543,184
11,957,006		6.000%, 1/1/2053	12,171,070
8,388,733		6.000%, 8/1/2053	8,513,355
3,440,470		6.500%, 5/1/2053	3,553,671
		TOTAL	86,321,651
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $245,916,825)	243,104,011

Principal Amount			Value
		U.S. TREASURIES—7.4%
		U.S. Treasury Bills—5.9%
$ 7,500,000		United States Treasury Bill, 3.390%, 1/21/2027	$ 7,387,216
11,000,000		United States Treasury Bill, 3.470%, 11/27/2026	10,900,614
10,000,000		United States Treasury Bill, 3.590%, 9/22/2026	9,978,796
7,000,000		United States Treasury Bill, 3.615%, 9/15/2026	6,990,173
8,000,000		United States Treasury Bill, 3.630%, 9/29/2026	7,977,025
10,000,000		United States Treasury Bill, 3.635%, 10/6/2026	9,964,146
7,000,000		United States Treasury Bill, 3.640%, 9/10/2026	6,993,661
3,000,000		United States Treasury Bill, 3.650%, 5/13/2027	2,918,644
3,500,000		United States Treasury Bill, 3.656%, 3/18/2027	3,427,478
15,000,000		United States Treasury Bill, 3.665%, 10/13/2026	14,935,287
4,000,000		United States Treasury Bill, 3.665%, 12/3/2026	3,961,148
6,000,000		United States Treasury Bill, 3.730%, 10/22/2026	5,968,264
4,000,000		United States Treasury Bill, 3.745%, 11/17/2026	3,968,144
6,000,000		United States Treasury Bill, 3.750%, 12/22/2026	5,929,148
4,500,000		United States Treasury Bill, 3.750%, 6/10/2027	4,362,839
6,000,000		United States Treasury Bill, 3.785%, 12/8/2026	5,938,715
5,000,000		United States Treasury Bill, 3.790%, 11/10/2026	4,963,820
4,000,000		United States Treasury Bill, 3.830%, 2/11/2027	3,930,342
7,000,000		United States Treasury Bill, 3.840%, 12/24/2026	6,915,796
4,000,000		United States Treasury Bill, 3.855%, 2/4/2027	3,933,550
2,500,000		United States Treasury Bill, 3.970%, 9/2/2027	2,399,121
		TOTAL	133,743,927
		U.S. Treasury Notes—1.5%
4,000,000	[1]	United States Treasury Floating Rate Notes, 3.848% (91-day T-Bill +0.098%), 9/1/2026	4,001,630
6,000,000	[1]	United States Treasury Floating Rate Notes, 3.856% (91-day T-Bill +0.050%), 9/1/2026	5,999,225
4,000,000	[1]	United States Treasury Floating Rate Notes, 3.910% (91-day T-Bill +0.160%), 9/1/2026	4,003,904
1,500,000		United States Treasury Note, 1.125%, 10/31/2026	1,493,133
1,500,000		United States Treasury Note, 1.250%, 12/31/2026	1,486,805
1,500,000		United States Treasury Note, 2.625%, 5/31/2027	1,483,389
1,000,000		United States Treasury Note, 3.500%, 9/30/2026	999,724
1,500,000		United States Treasury Note, 3.750%, 6/30/2027	1,494,843
2,500,000		United States Treasury Note, 3.875%, 3/31/2027	2,498,061
3,000,000		United States Treasury Note, 3.875%, 5/31/2027	2,994,203
2,000,000		United States Treasury Note, 4.125%, 1/31/2027	2,001,074
2,000,000		United States Treasury Note, 4.250%, 11/30/2026	2,001,864
2,000,000		United States Treasury Note, 4.375%, 7/15/2027	2,003,091
3,000,000		United States Treasury Note, 4.625%, 9/15/2026	3,000,661
		TOTAL	35,461,607
		TOTAL U.S. TREASURIES (IDENTIFIED COST $169,267,660)	169,205,534
		GOVERNMENT AGENCIES—1.0%
	[1]	Federal Farm Credit System Floating Rate Notes—0.3%
4,000,000		3.730% (SOFR +0.080%), 9/1/2026	4,001,455
3,000,000		3.745% (SOFR +0.095%), 9/1/2026	2,999,700
		TOTAL	7,001,155
		Federal Home Loan Bank System—0.5%
2,000,000		3.620%, 2/8/2027	1,996,135
1,000,000		3.625%, 10/23/2026	999,689
1,000,000		3.625%, 10/23/2026	999,689
3,000,000		3.840%, 5/21/2027	2,993,071
3,000,000		3.930%, 5/7/2027	2,995,144

Principal Amount			Value
		GOVERNMENT AGENCIES—continued
		Federal Home Loan Bank System—continued
$ 2,000,000		3.990%, 6/17/2027	$ 1,996,146
		TOTAL	11,979,874
	[1]	Federal Home Loan Bank System Floating Rate Notes—0.2%
2,000,000		3.700% (SOFR +0.050%), 9/1/2026	1,999,877
2,000,000		3.780% (SOFR +0.130%), 9/1/2026	2,000,991
		TOTAL	4,000,868
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $22,999,590)	22,981,897
	[1]	ADJUSTABLE RATE MORTGAGES—0.0%
		Federal National Mortgage Association ARM—0.0%
46,371		4.612%, 4/1/2033	46,184
15,722		5.120%, 5/1/2040	15,755
13,058		5.120%, 8/1/2040	13,099
4,402		5.840%, 2/1/2033	4,514
158,562		5.887%, 8/1/2034	162,453
4,374		5.915%, 12/1/2032	4,487
43,053		6.369%, 9/1/2035	44,465
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $291,118)	290,957
		TOTAL INVESTMENT IN SECURITIES—99.8% (IDENTIFIED COST $2,282,608,916)	2,280,145,032
		OTHER ASSETS AND LIABILITIES - NET—0.2%[2]	3,809,420
		NET ASSETS—100%	$2,283,954,452

1
Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees and do not indicate an index and spread in their description above.

2	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of net assets at August 31, 2026.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The

Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of August 31, 2026, all investments of the Fund utilized Level 2 inputs in valuing the Fund’s assets carried at fair value.
The following acronym(s) are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
SOFR	—Secured Overnight Financing Rate